Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Components of Long-Term Debt
Long-term debt consists of the following:

As of December 31	2014	2015
(in thousands)	EUR	EUR

EUR 600 million 5.75 percent senior notes due 2017, carrying amount	264,085	254,339
EUR 750 million 3.375 percent senior notes due 2023, carrying amount	841,514	828,876
Loan headquarter building [1]	29,507	28,078
Other	19,031	18,392
Long-term debt	1,154,137	1,129,685
Less: current portion of long-term debt	4,261	4,211
Non-current portion of long-term debt	1,149,876	1,125,474

1.	This loan relates to our VIE, see Note 12.

Principal Repayments and Other Borrowing Arrangements
Our obligations to make principal repayments under our Eurobonds and other borrowing arrangements excluding interest expense as of December 31, 2015, for the next five years and thereafter, are as follows:

(in thousands)	EUR
2016	4,211
2017	242,361
2018	27,997
2019	1,762
2020	1,762
Thereafter	753,943
Long-term debt	1,032,036
Less: current portion of long-term debt	4,211
Non-current portion of long-term debt	1,027,825

Summary of Carrying Amount of Outstanding Eurobonds and Fair Value of Interest Rate Swaps
The following table summarizes the carrying amount of our outstanding Eurobonds, including the fair value of interest rate swaps used to hedge the change in the fair value of the Eurobonds:

As of December 31	2014	2015
(in thousands)	EUR	EUR
Amortized cost amount	978,242	979,620
Fair value interest rate swaps [1]	127,357	103,595
Carrying amount	1,105,599	1,083,215

1.	The fair value of the interest rate swaps excludes accrued interest.

Estimated Fair Value of Eurobonds
The following table summarizes the estimated fair value of our Eurobonds:

As of December 31	2014	2015
(in thousands)	EUR	EUR
Principal amount	988,153	988,153
Carrying amount	1,105,599	1,083,215
Fair value [1]	1,139,628	1,100,849

1.	Source: Bloomberg Finance LP.